Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets

Goodwill and Intangible assets consisted of the following as of December 31:

	2018	2017
Goodwill	$13,920,508	$10,114,164
Trade Names	4,390,000	4,390,000
Customer Relationships	12,590,000	9,190,000
Intellectual property	1,300,000	-
Accumulated amortization	(7,693,971)	(5,909,581)
Intangibles, net	$24,506,537	$17,784,583

Schedule of Finite-lived Intangible Assets, Future Amortization Expense

The future amortization expense on the Customer Relationships, and IP are as follows:

Years ending December 31,
2019	2,002,128
2020	2,002,128
2021	1,936,205
2022	1,310,164
2023	1,284,414
Thereafter	2,050,990
Total	$10,586,029